Adoption of new accounting pronouncements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary of Accounting Standard Impact on Financial Instruments

	IFRS 9	IAS 39
Financial assets
Cash	Amortized cost	FVTPL
Accounts receivable	Amortized cost	Amortized cost
Other receivables	Amortized cost	Amortized cost
Loan receivable	Amortized cost	Amortized cost
Advances to joint ventures	Amortized cost	Amortized cost
Other investments (Refer to Note 11)	FVTPL - ABcann share warrants FVOCI - Canopy, ABcann shares, Evergreen	FVTPL - ABcann share warrants Available-for-sale - Canopy, ABcann shares, Evergreen
Financial liabilities
Accounts payable and other liabilities	Amortized cost	Amortized cost
Holdbacks payable	Amortized cost	Amortized cost
Construction loan payable	Amortized cost	Amortized cost